SCHEDULE OF FINANCIAL ASSETS INCLUDED IN THE STATEMENT OF FINANCIAL POSITION (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Cash	$ 3,349,977	$ 1,350,411
Marketable securities	19,884	34,563	$ 42,443
Reclamation bonds	$ 16,725,199	$ 16,087,691